FAIR VALUE MEASUREMENT - Schedule of Assets Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash, cash equivalents and restricted cash	$ 222,541	$ 337,076
Investments in loans and securities, held-to-maturity		480,437
Fees and other receivables	113,707	97,993
Total assets	336,248	915,506
Carrying Value
Assets
Cash, cash equivalents and restricted cash	222,541	337,076
Investments in loans and securities, held-to-maturity		463,976
Fees and other receivables	113,707	97,993
Total assets	336,248	899,045
Fair Value | Level 1
Assets
Cash, cash equivalents and restricted cash	222,541	337,076
Investments in loans and securities, held-to-maturity		0
Fees and other receivables	0	0
Total assets	222,541	337,076
Fair Value | Level 2
Assets
Cash, cash equivalents and restricted cash	0	0
Investments in loans and securities, held-to-maturity		0
Fees and other receivables	113,707	97,993
Total assets	113,707	97,993
Fair Value | Level 3
Assets
Cash, cash equivalents and restricted cash	0	0
Investments in loans and securities, held-to-maturity		480,437
Fees and other receivables	0	0
Total assets	$ 0	$ 480,437